SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Options, Outstanding, Beginning balance	86,858,704	43,544,606
Exercise price, Outstanding, Beginning balance	$ 0.15	$ 0.13
Remaining contractual life, Outstanding, Beginning balance		7 years 3 months 18 days
Intrinsic value, Outstanding, Beginning balance	$ 1,923,924	$ 2,209,192
Options, Granted	2,000,000	45,300,000
Exercise price, Granted	$ 0.22	$ 0.17
Remaining contractual life, Granted	9 years 3 months 18 days	9 years 2 months 12 days
Options, Expired / Forfeited	(17,045,535)	(1,985,902)
Exercise price, Expired / Forfeited	$ 0.16	$ 0.03
Intrinsic value, Expired / Forfeited	$ 106,541	$ 285,269
Options, Outstanding, Ending balance	71,813,169	86,858,704
Exercise price, Outstanding, Ending balance	$ 0.15	$ 0.15
Remaining contractual life, Outstanding, Ending balance	8 years	8 years
Intrinsic value, Outstanding, Ending balance	$ 1,817,383	$ 1,923,924
Remaining contractual life, Outstanding, Ending balance	6 years 9 months 18 days
Options, Exercisable, Ending balance	67,479,826
Exercise price, Exercisable, Ending balance	$ 0.15
Remaining contractual life, Exercisable, Ending balance	6 years 8 months 12 days
Intrinsic value, Exercisable, Ending balance	$ 1,700,715
Options, Vested and expected to vest, Ending balance	71,813,169
Exercise price, Vested and expected to vest, Ending balance	$ 0.15
Remaining contractual life, Vested and expected to vest, Ending balance	6 years 9 months 18 days
Intrinsic value, Vested and expected to vest, Ending balance	$ 1,817,383